Goldman Sachs Government Money Market Fund Average Annual Total Returns - Service Shares [Member] - Service Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.94%	2.98%	1.90%
Performance Inception Date	Jan. 09, 2006